Master Trust	12 Months Ended
Dec. 31, 2025
EBP 017
EBP, Investment, Fair Value and NAV [Line Items]
Master Trust
3. Master Trust
General
The Plan’s interest in the Master Trust is stated at the value of the underlying net assets in the Master Trust. The realized and unrealized gains and losses and investment income of the Master Trust are allocated among the participating plans included therein proportionally based on each plan’s earnings, which include unrealized gains and losses, investment income and plan expenses.

The following table presents the Plan’s interest in the Master Trust balance as of December 31, 2025 and 2024 (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust Balance	Plan’s Interest in Master Trust Balance	Master Trust Balance	Plan’s Interest in Master Trust Balance

Cash and cash equivalents and short-term investment fund	$675,098	$606,689	$724,303	$651,587
Common and preferred stocks	8,447,158	7,605,598	6,934,489	6,232,879
Common stocks - Lockheed Martin	11,373,758	10,589,182	12,097,506	11,258,467
Common/collective trusts (a)	28,919,660	26,380,818	26,108,226	23,842,794
Registered investment companies (mutual funds)	1,012,735	909,319	718,567	646,229
Corporate debt securities	867,174	779,955	755,451	679,812
U.S. Government securities	662,609	594,991	667,026	599,901
Other investments (b)	148,008	133,163	130,680	117,723
Self-directed brokerage account	3,390,181	3,179,168	2,842,080	2,662,273
Total investments at fair value (c)(d)	55,496,381	50,778,883	50,978,328	46,691,665

Fully benefit-responsive investment contracts at contract value	4,887,387	4,374,595	4,991,458	4,482,556

Plus:
Due from broker for securities sold	23,298	21,277	5,003	4,575
Accrued interest and dividends	55,418	50,610	39,222	35,862
Other receivables (e)	44,842	40,952	67,276	61,512
Less:
Due to broker for securities purchased	(47,874)	(43,721)	(19,006)	(17,378)
Accrued expenses	(50,044)	(45,703)	(77,077)	(70,473)
Other payables (e)	(296)	(270)	(26)	(24)
Total net assets (d)	$60,409,112	$55,176,623	$55,985,178	$51,188,295
(a)Includes 103-12 investment entities.
(b)Includes auto loans, bank loans, collateralized mortgage obligations, government agencies and credit card loans.
(c)The Plan’s reported total investments at fair value as of December 31, 2025 and 2024 has a variance of $7.8 million and $(7.6) million, respectively, to the reported Interest in Lockheed Martin Corporation Defined Contribution Plans Master Trust of Investments at fair value on the Statements of Net Assets Available for Benefits (see page 3 and 4). These amounts are the net result between certain accruals recorded by either the Master Trust or the Plan separately at year-end.
(d)The total investments at fair value and total net assets on the Master Trust’s balance included $1.7 million and $1.5 million of the Allcomp Inc. 401(k) Profit Sharing Plan balance as of December 31, 2025 and 2024, respectively. Effective April 19, 2022, this Plan became a participating plan in the Master Trust. Since the Plan has less than 100 participants, an audit is not required and accordingly financial statements were not prepared.
(e)Includes unsettled trades, other receivables/payables, market values on foreign currency, other cash positions on futures.
The Plan, through the Master Trust, invests in the Lockheed Martin Investment Management Company (LMIMCo) Stable Value Fund which holds synthetic guaranteed investment contracts (synthetic GICs) that are fully benefit-responsive and managed separate accounts. A synthetic GIC, also known as a wrap contract, is an investment contract issued by an insurance company or other financial institution paired with an underlying investment or investments, usually a portfolio of high quality fixed income securities. These investment contracts provide the realized and unrealized gains and losses on the underlying investments that are amortized over the duration of the underlying investments through adjustments to the future interest-crediting rates. The primary factors affecting the future interest-crediting rates of the wrap contracts include the level of market interest rates, the amount and timing of participant contributions, transfers, and withdrawals into or out of the wrap contracts, the investment returns generated by the investments that back the wrap contracts, and the duration of the underlying investments covered by the wrap contracts. The future interest-crediting rates may not be less than 0% and are adjusted monthly or quarterly based on the yield to maturity of the underlying investments, a market value to contract value ratio of the underlying investments, and the durations of the underlying investments. The contracts are fully benefit-responsive, which guarantees that all qualified participant withdrawals will occur at contract value.
In certain circumstances, the amount withdrawn from the investment contract would be payable at fair value rather than at contract value. These events include termination of the Plan, a material adverse change to the provisions of the Plan, a withdrawal from a wrap contract in order to switch to a different investment provider, or adoption of a successor plan that does not meet the wrap contract issuer’s underwriting criteria for issuance of a duplicate wrap contract. The Plan Administrator does not believe that the occurrence of any of these events is probable. Also, the following events would permit the contract issuers to terminate the contracts prior to their scheduled maturity date: the Plan’s loss of its qualified status, uncured material breaches of responsibilities, or material and adverse changes to the provisions of the Plan. If one of these events were to occur, the contract issuer could terminate the contract at the fair value of the underlying investments.
The Master Trust invests in a Government Short-Term Investment Fund, consisting of U.S. Treasury obligations and commercial paper, which is used as a temporary investment to hold contributions from the day the cash is transferred from the Corporation to the Trustee until the day the cash is invested in a particular fund. The related earnings from the Government Short-Term Investment Fund are used to pay certain expenses related to participant accounts.
In order to provide appropriate liquidity to meet ongoing daily cash outflow requirements for the Lockheed Martin Stock Fund, ESOP Fund, and the other investment funds that are investment alternatives for the Plan that are beneficiaries of the Master Trust, the Master Trust may be able to receive advances from the LMIMCo Stable Value Fund or the Corporation. The LMIMCo Stable Value Fund may make an advance only after considering its own liquidity needs. Any investment fund that receives an advance will compensate the LMIMCo Stable Value Fund for income lost due to any such advance by paying interest on such advance. The interest is compounded daily based on an annual rate equal to the interest crediting rate of the short-term investment portion of the LMIMCo Stable Value Fund. The Lockheed Martin Stock Fund and ESOP Fund may borrow, without interest, up to $200 million from the Corporation, as evidenced by a promissory note, which requires repayment within three business days after the advance. As of December 31, 2025 and 2024, there were no such advances payable to the Corporation. Occasionally, the Master Trust invests in derivative financial instruments for liquidity or asset allocation purposes. As of December 31, 2025 and 2024, there were no material investments in derivatives.
Fair Value of Assets
The accounting standard for fair value measurements defines fair value, establishes a market-based framework or hierarchy for measuring fair value, and requires disclosures regarding fair value measurements. The standard is applicable whenever assets and liabilities are measured and included in the financial statements at fair value.
The fair value hierarchy established in the standard prioritizes the inputs used in valuation techniques into three levels as follows:
•     Level 1 – Quoted prices in active markets for identical assets and liabilities;
•     Level 2 – Observable inputs, other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and amounts derived from valuation models where all significant inputs are observable in active markets; and
•    Level 3 – Unobservable inputs where valuation models are supported by little or no market activity that one or more significant inputs are unobservable and require us to develop relevant assumptions.
The following table presents the fair value of the assets in the Master Trust by asset category and their level within the fair value hierarchy as of December 31, 2025 (in thousands):

	Level 1	Level 2	Total
Cash and cash equivalents and short-term investment fund	$18,383	$656,715	$675,098
Common and preferred stocks	8,437,126	10,032	8,447,158
Common stocks - Lockheed Martin	11,373,758	—	11,373,758
Common/collective trusts (a)	—	28,919,660	28,919,660
Registered investment companies (mutual funds)	832,847	179,888	1,012,735
Corporate debt securities	—	867,174	867,174
U.S. Government securities	—	662,609	662,609
Other investments (b)	—	148,008	148,008
Self-directed brokerage account	3,390,181	—	3,390,181
Total investment assets at fair value	$24,052,295	$31,444,086	$55,496,381
Receivables, net			25,344
Fully benefit-responsive investment contracts at contract value			4,887,387
Total net assets			$60,409,112
Interest and dividend income earned by the Master Trust for the year ended December 31, 2025 was $764.0 million. The net appreciation for the year ended December 31, 2025 was $6.1 billion.
The following table presents the fair value of the assets in the Master Trust by asset category and their level within the fair value hierarchy as of December 31, 2024 (in thousands):

	Level 1	Level 2	Total
Cash and cash equivalents and short-term investment fund	$36,089	$688,214	$724,303
Common and preferred stocks	6,926,943	7,546	6,934,489
Common stocks - Lockheed Martin	12,097,506	—	12,097,506
Common/collective trusts (a)	—	26,108,226	26,108,226
Registered investment companies (mutual funds)	558,254	160,313	718,567
Corporate debt securities	—	755,451	755,451
U.S. Government securities	—	667,026	667,026
Other investments (b)	—	130,680	130,680
Self-directed brokerage account	2,842,080	—	2,842,080
Total investment assets at fair value	$22,460,872	$28,517,456	$50,978,328
Receivables, net			15,392
Fully benefit-responsive investment contracts at contract value			4,991,458
Total net assets			$55,985,178
(a)Includes 103-12 investment entities.
(b)Includes auto loans, bank loans, collateralized mortgage obligations, government agencies and credit card loans.
Valuation Techniques
Cash equivalents and short-term investment funds categorized as Level 1 are mostly comprised of short-term money-market instruments and are valued at cost, which approximates fair value. Cash equivalents and short-term investment funds categorized as Level 2 are short-term government securities consisting of U.S. Treasuries and U.S. agency issues.
Common and preferred stocks categorized as Level 1 are traded on active national and international exchanges and are valued at closing prices on the last trading day of the year. For common and preferred stocks not traded on an active exchange, or if the closing price is not available, the Trustee obtains indicative quotes from a pricing vendor, broker or investment manager. These stocks are categorized as Level 2 if the custodian obtains corroborated quotes from a pricing vendor.

Common/collective trusts (CCTs) and registered investment companies (e.g., mutual funds, exchange-traded funds (ETFs), etc.) are investment vehicles valued using the Net Asset Value (NAV) provided by the fund managers. The NAV is the total value of the fund divided by the number of shares outstanding and is based on the fair value of underlying investments held by the CCTs. CCTs are traded at NAV, determined daily or monthly. CCTs are categorized as Level 2 because the NAVs, although readily determinable, are not published on an active exchange nor publicly available. Registered investment companies are traded at NAV, determined and published daily, and are categorized as Level 1 or categorized as Level 2 if the NAVs, although readily determinable, are not published on an active exchange nor publicly available.
Corporate debt securities, U.S. Government securities and other investments categorized as Level 2 are valued by the Trustee using pricing models that use verifiable observable market data (e.g., interest rates and yield curves observable at commonly quoted intervals), bids provided by brokers or dealers, or quoted prices of securities with similar characteristics. The Trustee obtains pricing based on indicative quotes or bid evaluations from vendors, brokers or the investment manager.
SDBA investments categorized as Level 1 are primarily cash equivalents, common stock, ETFs, and mutual funds. As of December 31, 2025 and 2024, this account included Lockheed Martin common stock of $18.2 million and $16.7 million, respectively.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while management believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.